Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Table)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Accounts receivable, allowance for doubtful accounts receivable
Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Beginning balance	$31,071	$35,007	$37,623
Additions, net of recoveries	74,695	68,611	83,098
Deductions	(72,351)	(72,547)	(85,714)
Ending balance	$33,415	$31,071	$35,007